Convertible Promissory Notes: Convertible Debt (Details) - USD ($)	3 Months Ended	12 Months Ended	24 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2015
Details
Accreted Value of Convertible Promissory Notes	$ 957,495			$ 783,778
Convertbile Promissory Note Face Value	175,000
Discount Recognized due to Embedded Derivatives	(74,855)
Accretion Expense	$ 73,572		$ 585,200
Accretion Expense, Including Loss on Conversion		$ 411,483
Conversion of Notes Transferred to Equity		$ (1,368,978)